Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 8,411	£ 7,982
Agreements with banks
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	551	50
Agreements with customers
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non trading	£ 7,860	£ 7,932